Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Schedule of marketable investment securities, restricted cash and cash equivalents, and other investment securities

	As of
	March 31,	December 31,
	2021	2020

	(In thousands)
Marketable investment securities:
Current marketable investment securities	$48,995	$132,593
Restricted marketable investment securities (1)	—	—
Total marketable investment securities	48,995	132,593

Restricted cash and cash equivalents (1)	58,255	58,323

Other investment securities:
Other investment securities	98,050	97,306
Total other investment securities	98,050	97,306

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$205,300	$288,222
(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2020	2019

	(In thousands)
Marketable investment securities:
Current marketable investment securities	$132,593	$—
Restricted marketable investment securities (1)	—	390
Total marketable investment securities	132,593	390

Restricted cash and cash equivalents (1)	58,323	60,677

Other investment securities:
Other investment securities	97,306	106,874
Total other investment securities	97,306	106,874

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$288,222	$167,941
(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Consolidated Balance Sheets.

Schedule of investments measured at fair value on a recurring basis

	As of
	March 31, 2021				December 31, 2020
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$1,653,660	$60,153	$1,593,507	$—	$1,278,971	$172,025	$1,106,946	$—

Debt securities (including restricted):
U.S. Treasury and agency securities	$—	$—	$—	$—	$22,476	$22,476	$—	$—
Commercial paper	47,590	—	47,590	—	101,959	—	101,959	—
Corporate securities	877	—	877	—	8,068	—	8,068	—
Other	528	—	528	—	90	—	90	—
Total	$48,995	$—	$48,995	$—	$132,593	$22,476	$110,117	$—

	As of December 31,
	2020				2019
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$1,278,971	$172,025	$1,106,946	$—	$60,677	$60,677	$—	$—
Debt securities (including restricted):
U.S. Treasury and agency securities	$22,476	$22,476	$—	$—	$390	$390	$—	$—
Commercial paper	101,959	—	101,959	—	—	—	—	—
Corporate securities	8,068	—	8,068	—	—	—	—	—
Other	90	—	90	—	—	—	—	—
Total	$132,593	$22,476	$110,117	$—	$390	$390	$—	$—

Gains and Losses on Sales and Changes in Carrying Amounts of Investments

	For the Three Months Ended
	March 31,
Other, net:	2021	2020

	(In thousands)
Costs related to early redemption of debt	$(2,600)	$—
Equity in earnings (losses) of affiliates	903	278
Other	189	667
Total	$(1,508)	$945

	For the Years Ended December 31,
Other, net:	2020	2019	2018

	(In thousands)
Marketable investment securities - realized and unrealized gains (losses)	$—	$3,119	$5,313
Costs related to early redemption of debt	—	—	(3,261)
Gain (loss) on sale of subsidiary	—	—	7,004
Equity in earnings (losses) of affiliates	653	3,514	(2,110)
Other	1,033	976	2,048
Total	$1,686	$7,609	$8,994